CONTINGENCIES (Details)																							1 Months Ended											12 Months Ended
	Jul. 02, 2025 CNY (¥)	Jul. 02, 2025 USD ($)	Sep. 06, 2024 CNY (¥)	Sep. 06, 2024 USD ($)	May 15, 2024 CNY (¥)	Apr. 16, 2024 CNY (¥)	Apr. 16, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Nov. 16, 2023 CNY (¥)	Apr. 06, 2023 CNY (¥)	Apr. 06, 2023 USD ($)	Nov. 10, 2022 CNY (¥)	Nov. 10, 2022 USD ($)	Jul. 11, 2022 CNY (¥)	Jul. 11, 2022 USD ($)	Mar. 25, 2022 CNY (¥)	Mar. 25, 2022 USD ($)	Mar. 17, 2021 USD ($) shares	Apr. 22, 2020 CNY (¥)	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 14, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jul. 02, 2024 CNY (¥)	May 17, 2024 CNY (¥)	May 17, 2024 USD ($)	Nov. 17, 2023 USD ($) $ / shares	Jul. 02, 2023 CNY (¥)	May 17, 2022 CNY (¥)	May 17, 2022 USD ($)
CONTINGENCIES
Common stock reserved for future issuance | $																																				$ 2,000,000
Convertible notes payable
CONTINGENCIES
Debt instrument convertible par value | $ / shares																																								$ 0.0096
Convertible notes payable | Maximum
CONTINGENCIES
Principal amount | $																																								$ 42,000,000
Breach of contract claim
CONTINGENCIES
Sought recovery of outstanding service fee																									¥ 435,731.02	$ 63,271					¥ 756,000	$ 118,681	¥ 1,255,000	¥ 3,850,000
Damage awarded								¥ 435,731.02	$ 63,271										¥ 756,000	$ 118,681		¥ 1,255,000												¥ 3,250,000
Penalty amount | ¥																						¥ 592,360
Daily penalty																						0.05%
Breach of contract claim one
CONTINGENCIES
Sought recovery of outstanding service fee																											¥ 34,436,345.13	$ 5,010,488.22
Damage awarded																											35,781,421.17	5,039,707.77
Liquidated damages																											2,620,526.68	369,093.46
Breach of contract claim two
CONTINGENCIES
Sought recovery of outstanding service fee																											4,756,957.57	692,137.33
Liquidated damages																											2,620,526.68	369,093.46
Principal debt receivable amount																											35,781,421.17	5,039,707.77
Breach of contract claim three
CONTINGENCIES
Sought recovery of outstanding service fee																											¥ 2,197,472.35	$ 319,732.23
Damage awarded																	¥ 2,197,472.35	$ 317,974.25
Contract claim with guarantee agreement for debt
CONTINGENCIES
Damage awarded															¥ 2,197,472.35	$ 319,732.23							¥ 2,715,663.75	$ 382,493.24
Litigation settlement | ¥												¥ 2,715,663.75
Lawsuit with Beijing Haidian District People's Court
CONTINGENCIES
Sought recovery of outstanding service fee						¥ 6,647,027.8	$ 936,260.4
Complaint by institutional investors regarding corporate mismanagement | Three institutional investors
CONTINGENCIES
Sought recovery of outstanding service fee	¥ 47,249,848	$ 6,590,000
Complaint by institutional investors regarding corporate mismanagement | Institutional investor, one
CONTINGENCIES
Sought recovery of outstanding service fee	12,245,087	1,723,642.9
Complaint by institutional investors regarding corporate mismanagement | Institutional investor, two
CONTINGENCIES
Sought recovery of outstanding service fee	14,001,912	1,970,909.13
Complaint by institutional investors regarding corporate mismanagement | Institutional investor, three
CONTINGENCIES
Sought recovery of outstanding service fee	¥ 21,002,849	$ 2,956,424.03
Breach of contract with Beijing Haidian District People's Court
CONTINGENCIES
Sought recovery of outstanding service fee																													¥ 1,783,834.04	$ 270,102
Property reservation to secure claim																																						¥ 1,783,834.04	$ 270,102			¥ 1,783,834.04	$ 270,102
Contract dispute with Arbitration committee
CONTINGENCIES
Sought recovery of outstanding service fee										¥ 1,434,059	$ 201,982.99
Loss contingency damages paid			¥ 1,267,980	$ 178,591.25
Winding up petition with Grand Court of the Cayman Islands
CONTINGENCIES
Number of ordinary share in each unit																					1,960,784
Aggregate purchase price | $																					$ 10,000,000
Lawsuit with United States District Court of the Southern District of New York
CONTINGENCIES
Number of ordinary share in each unit																					1,960,784
Number of shares per unit																					1
Number of warrants per unit																					1
Number of shares issuable per warrant																					1.5
Aggregate purchase price | $																					$ 10,000,000
Outstanding service fee case with Longhua District People's Court
CONTINGENCIES
Bank amount of reserved by court | ¥																																									¥ 171,478
Instalments for litigation settlement made | ¥					¥ 176,358
Securities purchase agreement
CONTINGENCIES
Number of shares in a unit																					1
Number of warrants in a unit																					1
Number of shares issuable per warrant																					1.5
Shenzhen Pusi Technology Co., Ltd | Outstanding service fee case with Longhua District People's Court
CONTINGENCIES
Sought recovery of outstanding service fee													¥ 160,965	$ 23,292
Shenzhen Pusi Technology Co., Ltd | Service fee repayment
CONTINGENCIES
Bank amount of reserved by court | ¥																																					¥ 171,478
Subsequent event | Lawsuit with Beijing Haidian District People's Court
CONTINGENCIES
Outstanding payable | ¥																																			¥ 6,000,000